UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche DWS Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2018 (Unaudited)

DWS Global Income Builder Fund

(formerly Deutsche Global Income Builder Fund)

		Shares	Value ($)
Common Stocks 53.2%
Consumer Discretionary 6.7%
Auto Components 0.2%
Bridgestone Corp.		23,700	934,950
Nokian Renkaat Oyj		21,718	942,057
			1,877,007
Automobiles 1.2%
Daimler AG (Registered)		16,054	1,106,852
Ford Motor Co.		155,348	1,559,694
General Motors Co.		20,851	790,461
Honda Motor Co., Ltd.		27,700	831,158
Nissan Motor Co., Ltd.		176,200	1,663,408
Subaru Corp.		34,500	1,003,386
Toyota Motor Corp.		32,600	2,138,393
			9,093,352
Diversified Consumer Services 0.1%
New Oriental Education & Technology Group, Inc. (ADR)		13,013	1,119,638
Hotels, Restaurants & Leisure 1.0%
Carnival Corp.		16,760	992,862
Darden Restaurants, Inc.		9,243	988,447
Las Vegas Sands Corp.		19,400	1,394,860
McDonald's Corp.		10,218	1,609,744
Sands China Ltd.		152,800	791,551
Starbucks Corp.		19,544	1,023,910
TUI AG		44,764	958,349
			7,759,723
Household Durables 0.5%
Berkeley Group Holdings PLC		14,675	719,492
Garmin Ltd.		17,648	1,102,118
Leggett & Platt, Inc.		20,980	914,099
Sekisui House Ltd.		66,300	1,127,108
			3,862,817
Internet & Direct Marketing Retail 1.0%
Amazon.com, Inc.*		3,472	6,171,272
Ctrip.com International Ltd. (ADR)*		17,702	728,437
JD.com, Inc. (ADR)*		21,625	775,472
			7,675,181
Leisure Products 0.3%
Bandai Namco Holdings, Inc.		19,300	771,186
Hasbro, Inc.		9,377	934,043
Sega Sammy Holdings, Inc.		46,300	736,337
			2,441,566
Media 1.2%
Comcast Corp. "A"		46,998	1,681,589
Interpublic Group of Companies, Inc.		45,231	1,019,959
Omnicom Group, Inc.		13,959	960,798
SES SA "A" (ADR)		68,450	1,375,544
Shaw Communications, Inc. "B"		66,433	1,389,585
Walt Disney Co.		13,970	1,586,433
WPP PLC		72,763	1,138,518
			9,152,426
Multiline Retail 0.3%
Marks & Spencer Group PLC		291,477	1,177,217
Target Corp.		12,148	980,101
			2,157,318
Specialty Retail 0.3%
Home Depot, Inc.		9,113	1,800,000
L Brands, Inc.		27,461	869,690
			2,669,690
Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA (Registered)		8,961	784,038
LVMH Moet Hennessy Louis Vuitton SE		2,311	807,961
NIKE, Inc. "B"		11,865	912,537
Tapestry, Inc.		18,809	886,280
VF Corp.		12,070	1,111,285
			4,502,101
Consumer Staples 3.8%
Beverages 0.8%
Ambev SA (ADR)		151,522	778,823
Anheuser-Busch InBev SA		9,842	997,483
Coca-Cola Co.		51,903	2,420,237
PepsiCo, Inc.		16,906	1,944,190
			6,140,733
Food & Staples Retailing 0.5%
Lawson, Inc.		14,100	846,507
Sysco Corp.		13,005	874,066
Walmart, Inc.		14,184	1,265,638
Wesfarmers Ltd.		23,967	880,214
			3,866,425
Food Products 1.1%
Archer-Daniels-Midland Co.		19,328	932,769
General Mills, Inc.		19,093	879,424
Kellogg Co.		12,713	903,004
Kraft Heinz Co.		14,111	850,188
Marine Harvest ASA		75,636	1,657,894
Nestle SA (Registered)		30,514	2,482,995
The Hershey Co.		9,238	907,264
			8,613,538
Household Products 0.5%
Colgate-Palmolive Co.		13,379	896,527
Kimberly-Clark Corp.		8,113	923,746
Procter & Gamble Co.		32,839	2,656,018
			4,476,291
Tobacco 0.9%
Altria Group, Inc.		29,231	1,715,275
British American Tobacco PLC		16,125	888,523
Imperial Brands PLC		33,072	1,264,226
Japan Tobacco, Inc.		34,600	983,760
Philip Morris International, Inc.		22,856	1,972,473
			6,824,257
Energy 4.9%
Oil, Gas & Consumable Fuels
BP PLC		299,277	2,254,371
Chevron Corp.		22,564	2,849,156
Enagas SA		32,451	906,772
Enbridge, Inc.		41,064	1,458,398
Eni SpA		62,266	1,198,555
Exxon Mobil Corp.		49,358	4,023,171
Gazprom PJSC (ADR)		402,324	1,826,551
Inter Pipeline Ltd.		67,553	1,287,861
Kinder Morgan, Inc.		57,028	1,013,958
LUKOIL PJSC (ADR)		38,903	2,781,565
Occidental Petroleum Corp.		14,859	1,247,116
ONEOK, Inc.		18,168	1,279,754
Pembina Pipeline Corp.		23,526	846,383
Phillips 66		7,007	864,243
Plains GP Holdings LP "A"		37,508	911,069
Repsol SA		42,261	838,293
Royal Dutch Shell PLC "A"		71,126	2,435,345
Royal Dutch Shell PLC "B"		60,025	2,100,462
Snam SpA		203,750	874,909
Targa Resources Corp.		44,876	2,291,817
TOTAL SA		29,311	1,913,236
TransCanada Corp.		20,343	914,993
Valero Energy Corp.		7,184	850,226
Williams Companies, Inc.		39,135	1,164,266
			38,132,470
Financials 7.5%
Banks 4.8%
Aozora Bank Ltd.		24,100	898,972
Australia & New Zealand Banking Group Ltd.		54,865	1,197,862
Banco Bradesco SA (ADR) (Preferred)		100,660	813,333
Bank of America Corp.		74,634	2,304,698
Bank of Montreal		10,640	843,364
Bank of Nova Scotia		18,846	1,116,837
BB&T Corp.		16,034	814,687
BNP Paribas SA		14,588	950,899
Canadian Imperial Bank of Commerce		11,320	1,033,102
Citigroup, Inc.		16,171	1,162,533
Commonwealth Bank of Australia		23,512	1,309,227
Danske Bank AS		24,027	698,564
Hang Seng Bank Ltd.		34,000	929,466
HSBC Holdings PLC		279,900	2,679,978
Itau Unibanco Holding SA (ADR) (Preferred)		148,480	1,780,275
Japan Post Bank Co., Ltd.		65,600	785,696
JPMorgan Chase & Co.		28,265	3,249,062
Lloyds Banking Group PLC		1,231,904	1,010,432
Mizuho Financial Group, Inc.		528,600	919,126
National Australia Bank Ltd.		71,166	1,501,882
People's United Financial, Inc.		46,116	840,695
Royal Bank of Canada		17,450	1,362,223
Sberbank of Russia PJSC (ADR)		108,801	1,526,478
Skandinaviska Enskilda Banken AB "A"		119,503	1,278,162
Swedbank AB "A"		50,418	1,193,554
Toronto-Dominion Bank		17,771	1,054,225
U.S. Bancorp.		16,057	851,182
Wells Fargo & Co.		38,503	2,205,837
Westpac Banking Corp.		64,661	1,416,949
			37,729,300
Capital Markets 0.1%
CME Group, Inc.		7,404	1,178,125
Diversified Financial Services 0.3%
AMP Ltd.		280,214	708,158
Berkshire Hathaway, Inc. "B"*		6,507	1,287,540
			1,995,698
Insurance 2.2%
Ageas		16,718	896,377
Allianz SE (Registered)		4,121	909,883
American Financial Group, Inc.		7,750	873,348
Assicurazioni Generali SpA		60,456	1,076,210
Aviva PLC		138,304	907,497
AXA SA		39,025	985,358
Baloise Holding AG (Registered)		5,501	856,495
Chubb Ltd.		6,315	882,332
Japan Post Holdings Co., Ltd.		74,900	825,583
Legal & General Group PLC		234,109	808,096
MetLife, Inc.		17,476	799,352
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		3,920	868,797
Poste Italiane SpA 144A		127,174	1,184,854
Power Financial Corp.		34,762	815,037
Sampo Oyj "A"		30,618	1,558,352
Swiss Re AG		14,985	1,370,336
Zurich Insurance Group AG		4,863	1,494,012
			17,111,919
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp., Inc.		81,911	882,181
Health Care 4.9%
Biotechnology 0.7%
AbbVie, Inc.		22,676	2,091,408
Amgen, Inc.		9,922	1,950,169
Gilead Sciences, Inc.		20,739	1,614,116
			5,655,693
Health Care Equipment & Supplies 0.2%
Abbott Laboratories		13,779	903,076
Medtronic PLC		12,445	1,122,912
			2,025,988
Health Care Providers & Services 0.4%
CVS Health Corp.		12,827	831,959
UnitedHealth Group, Inc.		8,772	2,221,246
			3,053,205
Pharmaceuticals 3.6%
Astellas Pharma, Inc.		66,800	1,087,327
AstraZeneca PLC		20,142	1,549,856
Bayer AG (Registered)		7,006	778,778
Bristol-Myers Squibb Co.		21,538	1,265,357
Daiichi Sankyo Co., Ltd.		24,300	1,004,122
Eli Lilly & Co.		14,757	1,458,139
GlaxoSmithKline PLC		105,686	2,193,536
Johnson & Johnson		31,603	4,188,030
Merck & Co., Inc.		36,680	2,416,112
Mitsubishi Tanabe Pharma Corp.		46,500	870,413
Novartis AG (Registered)		26,874	2,251,196
Novo Nordisk AS ''B"		17,836	892,264
Pfizer, Inc.		82,908	3,310,516
Roche Holding AG (Genusschein)		10,460	2,560,697
Sanofi		11,965	1,038,506
Takeda Pharmaceutical Co., Ltd.		22,700	953,611
			27,818,460
Industrials 5.9%
Aerospace & Defense 1.1%
BAE Systems PLC		107,982	925,386
Boeing Co.		5,552	1,978,178
Harris Corp.		5,442	897,658
Lockheed Martin Corp.		4,487	1,463,211
Northrop Grumman Corp.		2,583	776,166
Raytheon Co.		5,648	1,118,473
United Technologies Corp.		9,771	1,326,315
			8,485,387
Air Freight & Logistics 0.2%
Royal Mail PLC		143,569	883,117
United Parcel Service, Inc. "B"		7,240	868,004
			1,751,121
Airlines 0.1%
Japan Airlines Co., Ltd.		21,100	765,468
Building Products 0.1%
Johnson Controls International PLC		25,252	947,202
Commercial Services & Supplies 0.5%
Park24 Co., Ltd.		32,100	899,298
Quad Graphics, Inc.		10	205
Republic Services, Inc.		17,216	1,247,816
Waste Management, Inc.		14,990	1,349,100
			3,496,419
Construction & Engineering 0.4%
Kajima Corp.		100,000	777,047
Obayashi Corp.		78,100	814,138
Skanska AB "B"		50,973	960,309
Taisei Corp.		14,900	827,240
			3,378,734
Electrical Equipment 0.4%
ABB Ltd. (Registered)		40,516	927,220
Eaton Corp. PLC		14,594	1,213,783
Emerson Electric Co.		14,987	1,083,260
			3,224,263
Industrial Conglomerates 0.7%
3M Co.		7,694	1,633,590
General Electric Co.		64,657	881,275
Honeywell International, Inc.		10,769	1,719,271
Siemens AG (Registered)		8,628	1,216,530
			5,450,666
Machinery 1.0%
Caterpillar, Inc.		5,937	853,740
Cummins, Inc.		5,760	822,586
Deere & Co.		5,287	765,505
Illinois Tool Works, Inc.		5,793	830,311
Ingersoll-Rand PLC		9,343	920,379
Kone Oyj "B"		24,650	1,347,870
PACCAR, Inc.		13,396	880,385
Stanley Black & Decker, Inc.		5,859	875,745
			7,296,521
Marine 0.1%
Kuehne + Nagel International AG (Registered)		5,415	863,913
Professional Services 0.4%
Adecco Group AG (Registered)		17,273	1,059,820
Nielsen Holdings PLC		28,374	668,492
SGS SA (Registered)		419	1,090,753
			2,819,065
Road & Rail 0.1%
Union Pacific Corp.		6,081	911,481
Trading Companies & Distributors 0.8%
Fastenal Co.		16,528	940,939
ITOCHU Corp.		64,600	1,143,027
Marubeni Corp.		139,500	1,066,226
Mitsubishi Corp.		35,900	1,001,123
Mitsui & Co., Ltd.		61,000	1,019,715
Sumitomo Corp.		71,200	1,173,869
			6,344,899
Information Technology 10.6%
Communications Equipment 0.6%
Cisco Systems, Inc.		66,082	2,794,608
Motorola Solutions, Inc.		9,275	1,125,057
Nokia Oyj		168,554	916,784
			4,836,449
Electronic Equipment, Instruments & Components 0.3%
Corning, Inc.		29,869	991,054
TE Connectivity Ltd.		8,974	839,697
			1,830,751
Internet Software & Services 2.0%
Alibaba Group Holding Ltd. (ADR)*		6,718	1,257,811
Alphabet, Inc. "A"*		2,233	2,740,382
Alphabet, Inc. "C"*		2,479	3,017,588
Baidu, Inc. (ADR)*		3,898	963,508
Facebook, Inc. "A"*		19,518	3,368,416
NetEase, Inc. (ADR)		6,654	1,716,732
Tencent Holdings Ltd. (ADR)		32,404	1,480,863
Yahoo Japan Corp. (a)		226,900	862,139
			15,407,439
IT Services 2.2%
Accenture PLC "A"		9,026	1,438,113
Automatic Data Processing, Inc.		9,777	1,319,797
Broadridge Financial Solutions, Inc.		6,972	787,697
Cognizant Technology Solutions Corp. "A"		11,961	974,821
Fidelity National Information Services, Inc.		7,836	808,127
Infosys Ltd. (ADR)		59,133	1,193,304
International Business Machines Corp.		17,659	2,559,319
Leidos Holdings, Inc.		13,970	955,827
MasterCard, Inc. "A"		10,078	1,995,444
Otsuka Corp.		20,500	799,529
Paychex, Inc.		19,380	1,337,608
Visa, Inc. "A"		14,757	2,017,872
Western Union Co.		61,964	1,249,194
			17,436,652
Semiconductors & Semiconductor Equipment 1.9%
Analog Devices, Inc.		8,274	795,462
Broadcom, Inc.		5,454	1,209,534
Intel Corp.		49,752	2,393,071
KLA-Tencor Corp.		6,982	819,826
Maxim Integrated Products, Inc.		14,825	906,400
NVIDIA Corp.		3,253	796,530
QUALCOMM, Inc.		28,647	1,835,986
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		65,927	2,716,852
Texas Instruments, Inc.		11,899	1,324,597
Tokyo Electron Ltd.		4,400	761,521
Xilinx, Inc.		12,119	873,416
			14,433,195
Software 1.8%
Adobe Systems, Inc.*		3,636	889,656
CA, Inc.		28,744	1,270,772
Intuit, Inc.		4,019	820,841
Micro Focus International PLC		45,838	751,098
Microsoft Corp.		74,819	7,936,799
Oracle Corp.		32,107	1,530,862
SAP SE		8,715	1,012,105
			14,212,133
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc.		50,461	9,602,224
Canon, Inc.		38,900	1,259,058
HP, Inc.		37,277	860,353
Samsung Electronics Co., Ltd. (GDR)		916	941,648
Seagate Technology PLC		14,927	785,459
Xerox Corp.		30,401	789,514
			14,238,256
Materials 0.6%
Chemicals 0.3%
Air Products & Chemicals, Inc.		5,214	855,982
DowDuPont, Inc.		12,954	890,847
GEO Specialty Chemicals, Inc. (b)		271,240	56,960
LyondellBasell Industries NV "A"		7,202	797,910
			2,601,699
Metals & Mining 0.2%
MMC Norilsk Nickel PJSC (ADR) (a)		76,548	1,325,429
Paper & Forest Products 0.1%
UPM-Kymmene Oyj		21,797	775,544
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.		4,830	854,186
Brixmor Property Group, Inc.		80,661	1,426,893
Camden Property Trust		9,090	841,643
Colony Capital, Inc.		137,020	844,043
Crown Castle International Corp.		7,859	871,013
H&R Real Estate Investment Trust (Units)		54,827	850,528
HCP, Inc.		52,349	1,355,839
Iron Mountain, Inc.		48,498	1,702,765
Japan Real Estate Investment Corp.		163	852,827
Japan Retail Fund Investment Corp.		541	987,219
Kimco Realty Corp.		87,838	1,466,016
Liberty Property Trust		18,084	775,080
Mid-America Apartment Communities, Inc.		8,612	867,917
National Retail Properties, Inc.		24,856	1,108,826
Prologis, Inc.		12,934	848,729
Public Storage		4,348	947,125
Realty Income Corp.		18,277	1,019,308
RioCan Real Estate Investment Trust		48,865	932,336
Simon Property Group, Inc.		6,794	1,197,171
Stockland		270,360	836,337
The Macerich Co.		18,754	1,107,611
Ventas, Inc.		21,038	1,186,123
Vicinity Centres		411,705	817,145
Welltower, Inc.		21,798	1,364,555
			25,061,235
Telecommunication Services 3.2%
Diversified Telecommunication Services 2.5%
AT&T, Inc.		129,315	4,134,200
BCE, Inc.		30,311	1,288,075
Deutsche Telekom AG (Registered)		71,404	1,182,197
Nippon Telegraph & Telephone Corp.		21,600	998,672
Orange SA		52,337	893,800
Proximus SA		33,104	810,848
Singapore Telecommunications Ltd.		427,600	1,005,747
Swisscom AG (Registered)		2,792	1,310,867
Telefonica Deutschland Holding AG		199,380	872,232
Telefonica SA		91,478	821,878
Telenor ASA		40,502	790,754
Telia Co. AB		225,572	1,083,059
TELUS Corp.		35,497	1,297,523
Verizon Communications, Inc.		66,740	3,446,453
			19,936,305
Wireless Telecommunication Services 0.7%
KDDI Corp.		37,800	1,052,850
NTT DoCoMo, Inc.		57,100	1,467,368
Tele2 AB "B"		65,025	871,221
Vodafone Group PLC		735,783	1,794,956
			5,186,395
Utilities 1.9%
Electric Utilities 1.2%
American Electric Power Co., Inc.		12,220	869,331
Duke Energy Corp.		13,959	1,139,334
EDP - Energias de Portugal SA		207,165	844,127
Entergy Corp.		11,107	902,777
Exelon Corp.		20,629	876,732
Fortum OYJ		39,602	995,865
NextEra Energy, Inc.		5,193	870,035
PPL Corp.		31,548	907,636
Southern Co.		23,333	1,133,984
SSE PLC		54,178	889,054
			9,428,875
Multi-Utilities 0.7%
CenterPoint Energy, Inc.		32,134	915,176
Consolidated Edison, Inc.		10,912	861,284
Dominion Energy, Inc		13,427	962,850
Engie SA		51,439	830,968
National Grid PLC		76,392	814,908
WEC Energy Group, Inc.		13,222	877,544
			5,262,730
Total Common Stocks (Cost $382,669,504)			415,523,328
Preferred Stocks 5.5%
Financials 4.5%
AGNC Investment Corp. Series C, 7.0%		64,439	1,668,970
AGNC Investment Corp. Series B, 7.75%		80,000	2,068,000
Bank of America Corp. Series Y, 6.5%		75,000	1,956,750
BB&T Corp. 5.625%		75,000	1,988,250
Capital One Financial Corp. Series G, 5.2%		100,000	2,498,000
Charles Schwab Corp. Series D, 5.95%		75,000	1,977,000
Citigroup, Inc. Series S, 6.3%		75,000	1,971,750
Fifth Third Bancorp. Series I, 6.625%		75,000	2,046,000
JPMorgan Chase & Co. Series AA, 6.1%		75,000	1,999,500
KeyCorp Series E, 6.125%		75,000	2,030,250
Kimco Realty Corp. Series L, 5.125%		75,000	1,704,000
Morgan Stanley Series K, 5.85%		75,000	1,944,750
PNC Financial Services Group, Inc. Series P, 6.125%		75,000	2,053,500
Prologis, Inc. Series Q, 8.54%		236	15,001
Regions Financial Corp. Sereis B, 6.375%		80,000	2,178,400
Simon Property Group, Inc. Series J, 8.375%		17,000	1,187,365
The Goldman Sachs Group, Inc. Series J, 5.5%		73,000	1,876,100
VEREIT, Inc. Series F, 6.7%		75,000	1,909,500
Wells Fargo & Co. Series Y, 5.625%		75,000	1,887,000
			34,960,086
Telecommunication Services 0.5%
AT&T, Inc. 5.35%		100,000	2,472,000
Verizon Communications, Inc. 5.9%		60,000	1,552,200
			4,024,200
Utilities 0.5%
Dominion Energy, Inc. Series A, 5.25%		60,000	1,477,800
Southern Co. 5.25%		100,000	2,451,000
			3,928,800
Total Preferred Stocks (Cost $44,523,394)			42,913,086
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $90,209)		506	23,150
		Principal Amount ($) (c)	Value ($)
Corporate Bonds 13.4%
Consumer Discretionary 2.0%
1011778 B.C. Unlimited Liability Co., 144A, 5.0%, 10/15/2025		2,000,000	1,917,500
Altice Financing SA, 144A, 7.5%, 5/15/2026		1,800,000	1,752,480
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025 (a)		1,750,000	1,701,875
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		105,000	104,475
CCO Holdings LLC, 144A, 5.875%, 5/1/2027		2,035,000	2,017,194
Cequel Communications Holdings I LLC, 144A, 5.125%, 12/15/2021		1,390,000	1,386,525
Charter Communications Operating LLC, 3.75%, 2/15/2028		750,000	692,153
Clear Channel Worldwide Holdings, Inc., Series B, 6.5%, 11/15/2022		595,000	608,387
CSC Holdings LLC, 144A, 5.5%, 4/15/2027		1,800,000	1,732,500
Dana, Inc., 5.5%, 12/15/2024		170,000	166,600
DISH DBS Corp., 5.0%, 3/15/2023 (a)		845,000	730,925
Expedia Group, Inc., 3.8%, 2/15/2028		820,000	763,372
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		50,000	44,125
Penske Automotive Group, Inc., 5.5%, 5/15/2026		165,000	160,463
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		2,000,000	1,880,000
			15,658,574
Consumer Staples 0.3%
Albertsons Companies, Inc., 144A, 3-month USD-LIBOR + 3.750%, 6.085% **, 1/15/2024		1,000,000	1,012,500
B&G Foods, Inc., 5.25%, 4/1/2025 (a)		1,030,000	988,800
			2,001,300
Energy 4.6%
Andeavor, 5.125%, 12/15/2026		2,000,000	2,112,623
Antero Resources Corp., 5.125%, 12/1/2022		440,000	441,100
Boardwalk Pipelines LP, 4.95%, 12/15/2024		2,000,000	2,041,285
Buckeye Partners LP, 3.95%, 12/1/2026		1,000,000	912,215
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025		2,000,000	2,105,000
Chesapeake Energy Corp., 8.0%, 1/15/2025 (a)		630,000	645,750
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		2,000,000	2,040,000
CrownRock LP, 144A, 5.625%, 10/15/2025		1,000,000	965,000
Enbridge, Inc., 5.5%, 7/15/2077		1,500,000	1,406,250
Energy Transfer Equity LP, 5.5%, 6/1/2027		1,000,000	1,025,000
EnLink Midstream Partners LP, 4.85%, 7/15/2026		2,500,000	2,402,980
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		870,000	867,825
KazMunayGas National Co. JSC, 144A, 4.75%, 4/19/2027		2,000,000	2,005,600
Laredo Petroleum, Inc., 6.25%, 3/15/2023		210,000	211,050
MEG Energy Corp., 144A, 6.5%, 1/15/2025		500,000	491,875
Oasis Petroleum, Inc., 6.875%, 3/15/2022		549,000	559,294
Petroleos Mexicanos, REG S, 3.75%, 2/21/2024	EUR	2,720,000	3,283,863
Plains All American Pipeline LP, 2.85%, 1/31/2023		230,000	216,971
Range Resources Corp.:
4.875%, 5/15/2025		140,000	129,675
5.0%, 8/15/2022		2,000,000	1,960,000
5.875%, 7/1/2022		175,000	175,875
Resolute Energy Corp., 8.5%, 5/1/2020		1,000,000	1,001,875
Southwestern Energy Co., 7.75%, 10/1/2027 (a)		1,000,000	1,045,625
Targa Resources Partners LP, 5.375%, 2/1/2027		2,000,000	1,979,980
Weatherford International Ltd., 9.875%, 2/15/2024 (a)		1,500,000	1,522,500
Whiting Petroleum Corp., 6.25%, 4/1/2023 (a)		985,000	1,020,706
WildHorse Resource Development Corp., 6.875%, 2/1/2025		1,000,000	1,010,000
WPX Energy, Inc., 5.25%, 9/15/2024		2,000,000	1,987,500
			35,567,417
Financials 3.1%
AerCap Ireland Capital DAC, 3.75%, 5/15/2019		70,000	70,391
Akbank Turk AS, 144A, 5.0%, 10/24/2022		1,000,000	921,412
Barclays PLC, 4.836%, 5/9/2028		4,300,000	4,097,846
BPCE SA, 144A, 4.875%, 4/1/2026		3,300,000	3,316,158
Credit Suisse Group AG, 144A, 7.5%, 12/11/2023		1,500,000	1,599,360
FS Investment Corp., 4.75%, 5/15/2022		310,000	308,206
HSBC Holdings PLC, 6.0%, 5/22/2027		1,500,000	1,453,500
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		105,000	108,434
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	497,500
Royal Bank of Scotland Group PLC, 7.5%, 8/10/2020		5,000,000	5,162,500
TC Ziraat Bankasi AS:
144A, 5.125%, 5/3/2022		1,600,000	1,446,880
144A, 5.125%, 9/29/2023		1,500,000	1,300,092
The Goldman Sachs Group, Inc., Series P, 5.0%, 11/10/2022		2,000,000	1,865,000
Westpac Banking Corp., 5.0%, 9/21/2027		2,605,000	2,342,764
			24,490,043
Health Care 0.2%
Endo Dac:
144A, 6.0%, 7/15/2023		230,000	195,500
144A, 6.0%, 2/1/2025		160,000	128,400
HCA, Inc., 5.25%, 6/15/2026		1,000,000	1,015,000
LifePoint Health, Inc., 5.375%, 5/1/2024 (a)		45,000	46,912
			1,385,812
Industrials 0.3%
Bombardier, Inc., 144A, 5.75%, 3/15/2022		1,480,000	1,487,400
Masonite International Corp., 144A, 5.625%, 3/15/2023		145,000	147,900
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		850,000	850,000
			2,485,300
Information Technology 0.1%
Cardtronics, Inc., 5.125%, 8/1/2022		135,000	127,913
Netflix, Inc., 4.375%, 11/15/2026 (a)		1,000,000	937,500
			1,065,413
Materials 1.6%
AK Steel Corp., 7.0%, 3/15/2027 (a)		2,500,000	2,371,875
Ardagh Packaging Finance PLC, 144A, 7.25%, 5/15/2024		2,000,000	2,085,000
Cascades, Inc., 144A, 5.5%, 7/15/2022		36,000	35,730
CF Industries, Inc., 144A, 4.5%, 12/1/2026		95,000	94,373
Chemours Co., 6.625%, 5/15/2023		905,000	947,987
Constellium NV, 144A, 6.625%, 3/1/2025 (a)		1,000,000	1,019,690
Evraz Group SA, 144A, 5.375%, 3/20/2023		1,600,000	1,590,400
Hexion, Inc., 6.625%, 4/15/2020		315,000	296,888
Teck Resources Ltd., 144A, 8.5%, 6/1/2024		50,000	55,063
United States Steel Corp., 6.875%, 8/15/2025		2,000,000	2,044,940
Vedanta Resources PLC, 144A, 7.125%, 5/31/2023		1,800,000	1,773,000
			12,314,946
Real Estate 0.2%
Government Properties Income Trust, (REIT), 4.0%, 7/15/2022		555,000	547,528
Hospitality Properties Trust, (REIT), 3.95%, 1/15/2028		400,000	363,152
Omega Healthcare Investors, Inc., (REIT), 4.75%, 1/15/2028 (a)		490,000	473,311
Select Income REIT:
(REIT), 4.15%, 2/1/2022		260,000	258,075
(REIT), 4.25%, 5/15/2024		210,000	200,913
			1,842,979
Telecommunication Services 0.5%
CenturyLink, Inc., Series Y, 7.5%, 4/1/2024 (a)		370,000	386,654
Intelsat Jackson Holdings SA, 7.25%, 10/15/2020		1,500,000	1,504,200
Sprint Corp., 7.125%, 6/15/2024		1,485,000	1,524,909
Zayo Group LLC, 6.375%, 5/15/2025		265,000	274,275
			3,690,038
Utilities 0.5%
AmeriGas Partners LP, 5.75%, 5/20/2027		2,000,000	1,912,500
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		1,100,000	1,078,066
NGL Energy Partners LP, 5.125%, 7/15/2019		175,000	175,656
NRG Energy, Inc., 6.25%, 5/1/2024		870,000	895,013
			4,061,235
Total Corporate Bonds (Cost $107,898,193)			104,563,057
Asset-Backed 4.0%
Miscellaneous
Apidos CLO XXIX, "A2", Series 2018-29A, 144A, 3-month USD-LIBOR + 1.550%, 3.942% **, 7/25/2030		8,500,000	8,499,269
Dell Equipment Finance Trust, "D", Series 2017-1, 144A, 3.44%, 4/24/2023		980,000	973,849
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		1,574,100	1,555,305
Dryden 55 CLO Ltd.:
"B", Series 2018-55A, 144A, 3-month USD-LIBOR + 1.550%, 3.591% ** , 4/15/2031		8,500,000	8,499,583
"D", Series 2018-55A, 144A, 3-month USD-LIBOR + 2.850%, 4.891% ** , 4/15/2031		2,000,000	1,984,966
Dryden Senior Loan Fund, "B", Series 2017-49A, 144A, 3-month USD-LIBOR + 1.700%, 4.033% **, 7/18/2030		1,130,000	1,131,063
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		500,379	491,780
Neuberger Berman CLO Ltd.:
"B", Series 2018-28A, 144A, 3-month USD-LIBOR + 1.600%, 3.655% ** , 4/20/2030		4,250,000	4,249,796
"D", Series 2018-28A, 144A, 3-month USD-LIBOR + 2.850%, 4.905% ** , 4/20/2030		1,000,000	992,594
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 3.458% **, 7/20/2030		2,000,000	1,998,990
Wendy's Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		925,350	892,787
Total Asset-Backed (Cost $31,339,656)			31,269,982
Mortgage-Backed Securities Pass-Throughs 0.3%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021		21,431	23,269
Federal National Mortgage Association, 4.0%, 12/1/2042		2,275,587	2,328,496
Government National Mortgage Association, 6.5%, 8/20/2034		49,579	56,518
Total Mortgage-Backed Securities Pass-Throughs (Cost $2,482,633)			2,408,283
Commercial Mortgage-Backed Securities 0.3%
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.544% **, 12/25/2024		7,405,309	219,448
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		2,248,488	2,082,143
Total Commercial Mortgage-Backed Securities (Cost $2,483,476)			2,301,591
Collateralized Mortgage Obligations 2.2%
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.214% ** , 9/25/2028		388,292	390,402
"1M2", Series 2018-C03, 1-month USD-LIBOR + 2.150%, 4.214% ** , 10/25/2030		1,000,000	1,001,526
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.432% ** , 1/25/2031 (d)		2,400,000	2,413,958
Federal Home Loan Mortgage Corp.:
"H", Series 4685, 4.0%, 8/15/2044		2,791,284	2,845,573
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		262,737	43,177
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		4,582,653	1,081,978
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		1,199,232	76,251
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		1,200,000	697,715
"ZL" , Series 2017-55, 3.0%, 10/25/2046		1,549,488	1,298,615
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,186,045	252,099
"JZ", Series 2012-4, 4.0%, 9/25/2041		3,298,515	3,416,540
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		322,572	51,317
Freddie Mac Structured Agency Credit Risk Debt Notes, "M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 4.564% **, 3/25/2030		1,000,000	1,038,995
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		1,038,570	160,339
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		586,407	45,765
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		169,153	20,121
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		1,286,754	196,968
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		111,647	24,938
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		152,287	28,532
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		742,894	141,343
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		167,375	13,963
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		725,909	145,206
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		495,722	81,859
RESIMAC, "A2", Series 2017-2, Australian Bank Bill Short Term Rates 1 Month Mid + 1.200%, 3.155% **, 1/15/2049	AUD	2,738,330	2,029,911
Total Collateralized Mortgage Obligations (Cost $16,529,029)			17,497,091
Government & Agency Obligations 5.2%
Other Government Related (e) 1.0%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025		900,000	820,350
Gazprom OAO, 144A, 4.95%, 7/19/2022		1,500,000	1,519,050
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		3,000,000	3,298,980
Vnesheconombank, 144A, 6.025%, 7/5/2022		2,000,000	2,054,612
			7,692,992
Sovereign Bonds 4.1%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023		1,500,000	1,331,250
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	47,520,000,000	3,393,673
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027		900,000	859,653
Ivory Coast Government International Bond:
144A, 5.375%, 7/23/2024		900,000	866,232
144A, 6.375%, 3/3/2028		400,000	389,043
Kingdom of Bahrain, 144A, 6.125%, 8/1/2023		1,650,000	1,609,575
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	40,229,053	2,039,432
Oman Government International Bond, 144A, 4.75%, 6/15/2026		1,900,000	1,795,466
Republic of Angola, 144A, 9.5%, 11/12/2025		1,450,000	1,645,750
Republic of Argentina, Series NY, Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		6,000,000	3,615,000
Republic of Ecuador, 144A, 8.75%, 6/2/2023		900,000	897,750
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	90,600,000	347,903
Republic of Kenya, 144A, 6.875%, 6/24/2024		900,000	916,932
Republic of Namibia, 144A, 5.25%, 10/29/2025		2,250,000	2,172,150
Republic of Nigeria, 144A, 6.5%, 11/28/2027		1,500,000	1,465,950
Republic of Senegal, 144A, 6.25%, 7/30/2024 (a)		2,500,000	2,534,500
Republic of Sri Lanka, 144A, 5.75%, 1/18/2022		525,000	519,122
Republic of Zambia, 144A, 5.375%, 9/20/2022		2,000,000	1,674,200
State of Qatar, 144A, 3.25%, 6/2/2026		900,000	859,329
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	55,104,200	2,616,997
			31,549,907
U.S. Treasury Obligations 0.1%
U.S. Treasury Bonds, 3.0%, 2/15/2048		75,000	73,784
U.S. Treasury Notes:
1.625%, 8/31/2022		1,000,000	953,985
2.375%, 5/15/2027		30,000	28,659
			1,056,428
Total Government & Agency Obligations (Cost $41,546,277)			40,299,327
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.307% ** PIK, 10/18/2025 (b) (Cost $746,740)		742,008	884,845
Loan Participations and Assignments 1.1%
Senior Loans **
Altice U.S. Finance I Corp., Term Loan B, 1-month USD LIBOR + 2.250%, 4.327%, 7/28/2025		3,545	3,535
Berry Global, Inc., Term Loan S, 3-month USD LIBOR + 1.750%, 3.921%, 2/8/2020		1,125	1,128
DaVita, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.827%, 6/24/2021		2,289,296	2,305,642
FCA U.S. LLC, Term Loan B, 3-month USD LIBOR + 2.000%, 4.07%, 12/31/2018		582,218	583,915
Hilton Worldwide Finance LLC, Term Loan B2, 3-month USD LIBOR + 1.750%, 3.814%, 10/25/2023		1,522,846	1,529,768
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 1.750%, 4.084%, 6/30/2023		1,088,721	1,087,752
Outfront Media Capital LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.072%, 3/18/2024		1,237,500	1,242,530
SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.08%, 4/11/2025		712,737	711,714
TransDigm, Inc., Term Loan F, 1-month USD LIBOR + 2.500%, 4.577%, 6/9/2023		1,284,174	1,286,395
Total Loan Participations and Assignments (Cost $8,727,516)			8,752,379
Municipal Bonds and Notes 0.1%
New York, NY, General Obligation, Series C, 5.0%, 8/1/2033(Cost $714,054)		620,000	704,060
		Shares	Value ($)
Exchange-Traded Funds 6.0%
SPDR Bloomberg Barclays Convertible Securities ETF (a)		377,000	20,048,860
SPDR Bloomberg Barclays High Yield Bond ETF (a)		528,000	18,976,320
VanEck Vectors JPMorgan EM Local Currency Bond ETF		443,133	7,719,377
Total Exchange-Traded Funds (Cost $48,220,058)			46,744,557
		Principal Amount ($)(c)	Value ($)
Short-Term U.S. Treasury Obligations 6.2%
U.S. Treasury Bills:
1.18% ***, 8/16/2018 (f)		18,295,000	18,280,793
1.368% ***, 10/11/2018		80,000	79,694
1.381% ***, 10/11/2018		7,420,000	7,391,592
1.77% ***, 10/11/2018		1,000,000	996,171
1.797% ***, 10/11/2018		500,000	498,085
1.815% ***, 10/11/2018		9,000,000	8,965,543
1.842% ***, 10/11/2018		2,000,000	1,992,343
1.949% ***, 10/11/2018 (g) (h)		10,000,000	9,961,714
Total Short-Term U.S. Treasury Obligations (Cost $48,182,422)			48,165,935
		Shares	Value ($)
Securities Lending Collateral 7.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (i) (j) (Cost $56,566,585)		56,566,585	56,566,585
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 1.86% (i) (Cost $18,592,166)		18,592,166	18,592,166
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $811,311,912)		107.2	837,209,422
Other Assets and Liabilities, Net		(7.2)	(56,151,362)
Net Assets		100.0	781,058,060

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2018 are as follows:

Value ($) at 10/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2018	Value ($) at 7/31/2018
Securities Lending Collateral 7.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (i) (j)
31,098,510	25,468,075	—	—	—	389,450	—	56,566,585	56,566,585
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 1.86% (i)
12,186,338	402,005,709	395,599,881	—	—	182,442	—	18,592,166	18,592,166
43,284,848	427,473,784	395,599,881	—	—	571,892	—	75,158,751	75,158,751

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Annualized yield at time of purchase; not a coupon rate.
(a) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at July 31, 2018 amounted to $55,059,191, which is 7.1% of net assets.
(b) Investment was valued using significant unobservable inputs.
(c) Principal amount stated in U.S. dollars unless otherwise noted.
(d) When-issued security.
(e) Government-backed debt issued by financial companies or government sponsored enterprises.
(f) At July 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g) At July 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h) At July 31, 2018, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(i) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended July 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
EM: Emerging Markets
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
PJSC: Public Joint Stock Company
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
At July 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/19/2018	177	21,297,070	21,137,671	(159,399)
MSCI Emerging Market Index	USD	9/21/2018	309	17,471,022	16,937,835	(533,187)
MSCI World Index	USD	9/21/2018	615	37,711,351	37,896,300	184,949
S&P 500 E-Mini Index	USD	9/21/2018	57	7,785,911	8,028,735	242,824
U.S. Treasury Long Bond	USD	9/19/2018	40	5,773,837	5,718,750	(55,087)
Ultra 10 Year U.S. Treasury Note	USD	9/19/2018	83	10,700,691	10,550,078	(150,613)
Ultra Long U.S. Treasury Bond	USD	9/19/2018	64	10,238,642	10,042,000	(196,642)
Total net unrealized depreciation						(667,155)

At July 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
2 Year U.S. Treasury Note	USD	9/28/2018	200	42,334,011	42,275,000	59,011
3 Month Euro Euribor Interest Rate	EUR	6/17/2019	11	3,222,125	3,223,752	(1,627)
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	6/17/2019	13	3,303,647	3,304,323	(676)
3 Month Euroyen	JPY	6/17/2019	14	3,126,529	3,126,571	(42)
3 Month Sterling (Short Sterling) Interest Rate	GBP	6/19/2019	19	3,087,350	3,083,638	3,712
5 Year U.S. Treasury Note	USD	9/28/2018	101	11,505,131	11,425,625	79,506
90 Day Eurodollar	USD	6/17/2019	13	3,159,130	3,154,288	4,842
ASX 90 Day Bank Accepted Bills	AUD	6/13/2019	17	12,565,050	12,566,008	(958)
Euro Stoxx 50 Index	EUR	9/21/2018	575	23,339,887	23,701,261	(361,374)
Euro-Schatz	EUR	9/6/2018	664	86,922,841	86,888,453	34,388
Total net unrealized depreciation						(183,218)

At July 31, 2018, open written options contracts were as follows:
Options on Interest Rate Swap Contracts
Counterparty	Swap Effective/ Expiration Date	Contract Amount	Notional Amount ($)	Option Expiration Date	Premiums Received ($)	Value ($)	Unrealized Appreciation ($)
Put Options
Pay Fixed - 3.25% - Receive Floating - 3 Month LIBOR
Citigroup, Inc.	3/5/2019 3/5/2049	100,000,000	100,000,000	3/1/2019	3,014,456	(1,666,070)	1,348,386

At July 31, 2018, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Underlying Debt Obligation	Fixed Cash Flows Received/ Frequency	Expiration Date	Notional Amount (k)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized (Depreciation) ($)

iTRAXX Europe Crossover Series 29	5.0%/ Quarterly	6/20/2023	9,000,000	EUR	1,034,550	958,855	75,695
Markit CDX North America High Yield Index	5.0%/ Quarterly	6/20/2023	16,700,000	USD	1,169,921	1,109,884	60,037
Total net unrealized appreciation							135,732

At July 31, 2018, open credit default swap contracts purchased were as follows:

Underlying Debt Obligation	Fixed Cash Flows Paid/ Frequency	Expiration Date	Notional Amount (k)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized (Depreciation) ($)

iTRAXX Europe Series 29	1.0%/ Quarterly	6/20/2023	18,000,000	EUR	(408,899)	(362,833)	(46,066)
Markit CDX North America Investment Grade Index	1.0%/ Quarterly	6/20/2023	18,000,000	USD	(345,077)	(317,119)	(27,958)
Total net unrealized appreciation							(74,024)

(k)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
At July 31, 2018, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Fixed — 1.75% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/20/2018 6/20/2020	3,000,000	USD	61,847	24,638	37,209
Fixed — 2.25% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/20/2018 6/20/2028	33,800,000	USD	2,347,203	815,271	1,531,932
Fixed — 2.5% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/20/2018 6/20/2048	10,700,000	USD	1,266,061	360,185	905,876
Floating — 3-Month LIBOR Quarterly	Fixed — 2.0% Semi-Annually	6/20/2018 6/20/2023	9,000,000	USD	(403,013)	(153,117)	(249,896)
Fixed — 3.183% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/5/2019 3/5/2049	17,700,000	USD	(380,250)	—	(380,250)
Floating — 3-Month LIBOR Quarterly	Fixed — 2.5% Semi-Annually	6/20/2018 6/20/2038	5,800,000	USD	(533,889)	(139,514)	(394,375)
Total net unrealized appreciation						1,450,496

At July 31, 2018, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
CAD	4,506,245	USD	3,492,733	8/1/2018	28,656	Morgan Stanley
AUD	2,966,000	USD	2,236,263	8/15/2018	32,494	Toronto-Dominion Bank
GBP	22,540,000	USD	30,149,819	8/31/2018	530,297	Canadian Imperial Bank of Commerce
USD	35,733,517	EUR	30,640,000	8/31/2018	170,205	Canadian Imperial Bank of Commerce
EUR	45,960,000	USD	54,154,867	8/31/2018	299,285	Canadian Imperial Bank of Commerce
EUR	10,800,000	USD	12,765,190	9/27/2018	83,927	Credit Agricole
USD	15,613,000	JPY	1,746,448,946	9/27/2018	65,113	Morgan Stanley
CNY	23,133,005	USD	3,500,000	9/28/2018	111,093	Credit Agricole
CNY	46,555,215	USD	7,000,000	10/9/2018	179,632	Credit Agricole
Total unrealized appreciation					1,500,702
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	3,500,000	CAD	4,506,315	8/1/2018	(35,869)	Morgan Stanley
USD	29,784,762	GBP	22,540,000	8/31/2018	(165,239)	Canadian Imperial Bank of Commerce
USD	18,085,566	EUR	15,320,000	8/31/2018	(133,706)	Canadian Imperial Bank of Commerce
EUR	14,500,000	USD	16,906,014	9/27/2018	(119,754)	Credit Agricole
USD	3,401,018	CNY	23,132,799	9/28/2018	(12,141)	Credit Agricole
MXN	54,000,000	USD	2,791,821	10/23/2018	(67,149)	HSBC Holdings PLC
Total unrealized depreciation					(533,858)

Currency Abbreviations
AUD	Australian Dollar	HUF	Hungarian Forint
CAD	Canadian Dollar	IDR	Indonesian Rupiah
CHF	Swiss Franc	JPY	Japanese Yen
CNY	Yuan Renminbi	MXN	Mexican Peso
EUR	Euro	USD	United States Dollar
GBP	British Pound

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$33,303,314	$19,007,505	$—	$52,310,819
Consumer Staples	19,919,642	10,001,602	—	29,921,244
Energy	25,610,527	12,521,943	—	38,132,470
Financials	27,676,446	31,220,777	—	58,897,223
Health Care	23,373,040	15,180,306	—	38,553,346
Industrials	26,973,070	18,762,069	—	45,735,139
Information Technology	76,032,641	6,362,234	—	82,394,875
Materials	3,870,168	775,544	56,960	4,702,672
Real Estate	21,567,707	3,493,528	—	25,061,235
Telecommunication Services	10,166,251	14,956,449	—	25,122,700
Utilities	10,316,683	4,374,922	—	14,691,605
Preferred Stocks (l)	42,913,086	—	—	42,913,086
Warrant	—	—	23,150	23,150
Fixed Income Investments (l)
Corporate Bonds	—	104,563,057	—	104,563,057
Asset-Backed	—	31,269,982	—	31,269,982
Mortgage-Backed Securities Pass-Throughs	—	2,408,283	—	2,408,283
Commercial Mortgage-Backed Securities	—	2,301,591	—	2,301,591
Collateralized Mortgage Obligations	—	17,497,091	—	17,497,091
Government & Agency Obligations	—	40,299,327	—	40,299,327
Convertible Bond	—	—	884,845	884,845
Loan Participations and Assignments	—	8,752,379	—	8,752,379
Municipal Bonds and Notes	—	704,060	—	704,060
Short-Term U.S. Treasury Obligations	—	48,165,935	—	48,165,935
Exchange-Traded Funds	46,744,557	—	—	46,744,557
Short-Term Investments (l)	75,158,751	—	—	75,158,751
Derivatives (m)
Futures Contracts	609,232	—	—	609,232
Credit Default Swap Contracts	—	135,732	—	135,732
Interest Rate Swap Contracts	—	2,475,017	—	2,475,017
Forward Foreign Currency Exchange Contracts	—	1,500,702	—	1,500,702
Total	$444,235,115	$396,730,035	$964,955	$841,930,105
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (m)
Futures Contracts	$(1,459,605)	$—	$—	$(1,459,605)
Written Options	—	(1,666,070)	—	(1,666,070)
Credit Default Swap Contracts	—	(74,024)	—	(74,024)
Interest Rate Swap Contracts	—	(1,024,521)	—	(1,024,521)
Forward Foreign Currency Exchange Contracts	—	(533,858)	—	(533,858)
Total	$(1,459,605)	$(3,298,473)	$—	$(4,758,078)

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 1 to Level 2. During the period ended July 31, 2018, the amount of the transfers between Level 1 and Level 2 was 102,645,784.
(l)	See Investment Portfolio for additional detailed categorizations.
(m)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Exposure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ 61,708	$ —	$ —
Equity Contracts	$ (466,788)	$ —	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ 966,844	$ —
Interest Rate Contracts	$ (383,585)	$ 1,450,496	$ —	$ 1,348,386

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Income Builder Fund, a series of Deutsche DWS Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	September 24, 2018